Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship	12 Months Ended
Dec. 31, 2023
Mr. He Xiaowu [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Chief Executive Officer and Chairman of the Board
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Where the Company’s executive is one of the major shareholders
Enmoli Inc [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Where Mr. He Xiaowu acted as director
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO
Chengdu Brightfututure Education Technology Co.,Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO
Sixiang Zhuohong Private Equity LP [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Equity investee of the Company